Cover	Aug. 19, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002119468
Document Period End Date	Aug. 19, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2622
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in a combination of common shares of closed-end investment companies (“Closed-End Funds”) that invest substantially all of their assets in various income-oriented securities of different asset classes and shares of an index tracking exchange-traded fund (“ETF”) that invests substantially all of its assets in short-term U.S. Treasury bonds. The sponsor selects certain Closed-End Funds for the trust that hold limited duration securities. In general, limited duration fixed-income securities may provide investors with lower interest rate sensitivity than longer duration securities. The duration of a bond is a measure of its price sensitivity to changes in interest rates based on the dollar weighted average term to maturity of its interest and principal cash flows. The sponsor seeks to select Closed-End Funds that hold securities that have limited durations, which for the trust means having durations of five years or less. However, certain Closed-End Funds held by the trust may hold securities that have durations greater than five years. The trust expects to have an average duration for the underlying funds (the Closed-End Funds and ETF in which the trust invests) of less than four years. By including Closed-End Funds that invest in limited duration fixed-income securities, the sponsor seeks to lower the overall volatility of the trust portfolio in most interest rate environments. In addition, to further dampen the trust’s duration sensitivity and lower the trust’s overall volatility, the dollar weighted average maturity of the ETF will be between one and three years. The dollar weighted average maturity of the Closed-End Funds will be between five to ten years.